Schedule of Investments (unaudited)	iShares® MSCI Turkey ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.4%
Aselsan Elektronik Sanayi Ve Ticaret AS(a)	4,829,044	$12,636,767

Airlines — 6.2%
Pegasus Hava Tasimaciligi AS(a)(b)	278,955	5,936,519
Turk Hava Yollari AO(b)	2,636,583	17,053,823
		22,990,342
Auto Components — 0.4%
Kordsa Teknik Tekstil AS	301,391	1,319,536

Automobiles — 3.2%
Ford Otomotiv Sanayi AS	491,588	11,736,278

Banks — 14.9%
Akbank TAS	20,183,811	18,745,668
Haci Omer Sabanci Holding AS(a)	6,395,822	14,546,960
Turkiye Is Bankasi AS, Class C(a)	21,612,637	12,163,210
Yapi ve Kredi Bankasi AS	15,361,644	9,931,742
		55,387,580
Beverages — 1.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,637,701	5,669,826
Coca-Cola Icecek AS	5,377	53,401
		5,723,227
Capital Markets — 0.8%
Is Yatirim Menkul Degerler AS	592,878	1,519,621
Oyak Yatirim Menkul Degerler AS, NVS	571,957	1,276,608
		2,796,229
Chemicals — 10.3%
Hektas Ticaret TAS(a)(b)	6,642,425	12,733,568
Petkim Petrokimya Holding AS(a)(b)	7,646,587	7,413,668
Sasa Polyester Sanayi AS(b)	2,619,864	18,231,375
		38,378,611
Construction & Engineering — 1.1%
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(b)	1,772	21,943
Kontrolmatik Enerji Ve Muhendislik AS, NVS	23,868	209,312
Tekfen Holding AS(a)	1,641,028	3,934,910
		4,166,165
Construction Materials — 1.8%
Nuh Cimento Sanayi AS	562,362	3,032,374
Oyak Cimento Fabrikalari AS(a)(b)	3,159,763	3,642,433
		6,674,807
Diversified Financial Services — 0.7%
Borusan Yatirim ve Pazarlama AS	20,428	1,219,784
Turkiye Sinai Kalkinma Bankasi AS(a)(b)	6,941,340	1,482,269
		2,702,053
Electric Utilities — 1.3%
Enerjisa Enerji AS(a)(c)	2,190,195	3,419,537
ODAS Elektrik Uretim ve Sanayi Ticaret AS(b)	2,156,310	1,293,462
		4,712,999
Electronic Equipment, Instruments & Components — 0.7%
Penta Teknoloji Urunleri Dagitim Ticaret AS(b)	769,322	2,621,094

Equity Real Estate Investment Trusts (REITs) — 2.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	16,509,903	6,081,348
Is Gayrimenkul Yatirim Ortakligi AS(a)(b)	2,393,935	1,251,042
Ziraat Gayrimenkul Yatirim Ortakligi AS	4,229,620	1,225,451
		8,557,841
Security	Shares	Value

Food & Staples Retailing — 8.0%
BIM Birlesik Magazalar AS	2,944,516	$21,351,957
Migros Ticaret AS(b)	708,089	5,098,484
Sok Marketler Ticaret AS(a)(b)	2,444,103	3,252,160
		29,702,601
Food Products — 0.8%
Ulker Biskuvi Sanayi AS(b)	1,612,391	3,141,385

Gas Utilities — 0.3%
Aygaz AS	258,146	1,180,064

Health Care Providers & Services — 0.9%
MLP Saglik Hizmetleri AS(b)(c)	780,455	3,358,516

Household Durables — 1.5%
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,273,313	2,236,991
Vestel Elektronik Sanayi ve Ticaret AS(a)	1,027,035	3,309,877
		5,546,868
Industrial Conglomerates — 11.5%
Alarko Holding AS(a)	1,194,395	5,373,770
Enka Insaat ve Sanayi AS	1	1
KOC Holding AS	4,922,570	18,745,457
Turkiye Sise ve Cam Fabrikalari AS	8,919,339	18,812,027
		42,931,255
Machinery — 1.3%
Otokar Otomotiv Ve Savunma Sanayi AS(a)	31,026	1,537,317
Turk Traktor ve Ziraat Makineleri AS(a)	124,327	3,434,853
		4,972,170
Metals & Mining — 9.0%
Eregli Demir ve Celik Fabrikalari TAS	7,616,794	17,407,840
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	6,067,155	4,823,093
Koza Altin Isletmeleri AS	360,175	7,186,100
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	1,695,475	4,150,433
		33,567,466
Oil, Gas & Consumable Fuels — 5.6%
Turkiye Petrol Rafinerileri AS(b)	809,864	20,925,325

Semiconductors & Semiconductor Equipment — 0.3%
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS	189,415	1,116,231

Specialty Retail — 1.4%
Dogan Sirketler Grubu Holding AS	9,218,046	4,173,584
Dogus Otomotiv Servis ve Ticaret AS	142,181	1,193,106
		5,366,690
Textiles, Apparel & Luxury Goods — 2.5%
Aksa Akrilik Kimya Sanayii AS	1,150,741	5,313,934
Mavi Giyim Sanayi Ve Ticaret AS, Class B(c)	658,980	4,040,730
		9,354,664

Transportation Infrastructure — 1.8%
TAV Havalimanlari Holding AS(a)(b)	1,385,226	6,554,861

Wireless Telecommunication Services — 4.1%
Turkcell Iletisim Hizmetleri AS(a)	8,332,372	15,215,947

Total Long-Term Investments — 97.6%
(Cost: $314,336,047)		363,337,572

Schedule of Investments (unaudited) (continued)	iShares® MSCI Turkey ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	32,851,151	$32,854,437

Total Short-Term Securities — 8.8%
(Cost: $32,846,493)		32,854,437

Total Investments — 106.4%
(Cost: $347,182,540)		396,192,009

Liabilities in Excess of Other Assets — (6.4)%		(23,806,809)

Net Assets — 100.0%.		$372,385,200

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,780,557	$—	$(920,301	)(a)	$(3,846)	$(1,973)	$32,854,437	32,851,151	$611,313	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	260,000	—	(260,000	)(a)	—	—	—	—	1,677		—
					$(3,846)	$(1,973)	$32,854,437		$612,990		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	176	12/16/22	$8,646	$2,204

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® MSCI Turkey ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$73,966,880	$289,370,692	$—	$363,337,572
Money Market Funds	32,854,437	—	—	32,854,437
	$106,821,317	$289,370,692	$—	$396,192,009
Derivative financial instruments(a)
Assets
Futures Contracts	$2,204	$—	$—	$2,204

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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